Other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income
Summary of analysis of the group's other operating income for the year

	2023	2022	2021
	£ 000	£ 000	£ 000
Government grants	2,956	1,415	8,829
R&D tax relief	1,370	4,496	2,388
Other	—	—	135
	4,326	5,911	11,352